Shareholders' Equity - Assumptions used for the options granted (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	75.40%
Risk-free interest	1.76%
Expected life	5 years 6 months
Minimum [Member]
Class of Stock [Line Items]
Expected volatility		70.52%	78.77%
Risk-free interest		2.49%	1.21%
Expected life		5 years 6 months	5 years 6 months
Maximum [Member]
Class of Stock [Line Items]
Expected volatility		82.23%	82.03%
Risk-free interest		3.13%	2.21%
Expected life		6 years 3 months	6 years 3 months